Financial Instruments - Schedule of Financial Instruments by Category (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Financial assets
Financial assets at fair value through profit or loss - non-current		$ 4,001,000	$ 1,000
Financial assets at amortized cost (Note)	[1]	72,108,713	65,007,331
Financial assets, total		76,109,713	65,008,331
Financial liabilities
Financial liabilities at amortized cost (Note)	[1]	50,187,906	50,272,275
Warrant liabilities		732,887	20,082,272
Financial liabilities, total		$ 50,920,793	$ 70,354,547

[1]	Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net and guarantee deposits paid.